SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Net interest paid (received)	$1,024	$677	$324
Net income taxes paid (received)	162	52	87
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the company’s lease contracts for the year ended December 31, 2023 were $160 million (2022: $146 million).
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2023	2022	2021
Accounts receivable	$(142)	$208	$(81)
Inventory	(86)	(67)	114
Prepayments and other	(204)	(12)	20
Accounts payable and other	102	(692)	(166)
Changes in non-cash working capital, net	$(330)	$(563)	$(113)
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$12,913	$5,246
Cash flows	(475)	7,629
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(3,722)	99
Foreign currency translation	156	22
Other changes	(49)	(83)
Balance at end of year	$8,823	$12,913